Filed under Rule 497(e)

Registration No. 002-86188

ANCHOR SERIES TRUST

(the “Trust”)

Supplement dated August 25, 2016 to the Statement of Additional Information (“SAI”)

Dated May 1, 2016, as supplemented and amended to date

Effective August 19, 2016, Matthew J. Hackethal was appointed as the Trust’s Acting Chief Compliance Officer. Accordingly, the “Officers” table beginning on page B-83 of the section entitled “Board of Trustees and Officers” is amended by deleting the information relating to Katherine Stoner and amending the information relating to Matthew J. Hackethal as follows:

Name and Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
MATTHEW J.	Acting Chief Compliance	2006-	Acting Chief Compliance Officer	N/A	N/A
HACKETHAL	Officer; Anti-Money	Present	(2016-Present); Chief Compliance
Harborside	Laundering (“AML”)		Officer, SAAMCo (2007-Present);
Financial Center	Compliance Officer		and Vice President, SAAMCo
3200 Plaza 5			(2011-Present)
Jersey City, NJ 07311-4992 AGE: 44

Capitalized terms used but not defined herein shall have the meaning assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.